Benefit Plans and Stock-Based Compensation - Summary of Stock Option Plans (Detail) (USD $)	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	664,585	624,618	496,118	323,086
Options outstanding and exercisable Weighted average exercise price	$ 1.21	$ 1.18	$ 1.26	$ 1.39
Mayors Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	3,836	9,081	217,746	224,240
Options outstanding and exercisable Weighted average remaining life (years)	2 years 6 months
Options outstanding and exercisable Weighted average exercise price	$ 5.19	$ 7.18	$ 6.06	$ 7.40
Mayors Stock Option Plan [Member] | Exercise Prices ($ 1.05) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Upper limit	$ 1.05
Number outstanding	1,229
Options outstanding and exercisable Weighted average remaining life (years)	6 years 1 month 6 days
Options outstanding and exercisable Weighted average exercise price	$ 1.05
Mayors Stock Option Plan [Member] | Exercise Prices ($ 6.00 - 9.00) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower limit	$ 6.00
Range of exercise price, Upper limit	$ 9.00
Number outstanding	2,607
Options outstanding and exercisable Weighted average remaining life (years)	9 months 18 days
Options outstanding and exercisable Weighted average exercise price	$ 7.14